Investment securities (Details 5) - Debt securities - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 714
Due from 1 to 5 years, amortized cost	1,201
Due from 5 to 10 years, amortized cost	1
Due after 10 years, amortized cost	932
Total, amortized cost	2,848	SFr 2,228
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	714
Due from 1 to 5 years, fair value	1,228
Due from 5 to 10 years, fair value	1
Due after 10 years, fair value	932
Total, fair value	SFr 2,875	SFr 2,271
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.34%
Due from 1 to 5 years, average yield (as a percent)	0.78%
Due from 5 to 10 years, average yield (as a percent)	32.91%
Due after 10 years, average yield (as a percent)	3.22%
Total, average yield (as a percent)	1.98%